Marketable Securities: (Tables)	12 Months Ended
Dec. 31, 2012
Marketable Securities:

Note 5.      Marketable Securities:

	2012	2011
Fair value at beginning of year	$892,271	$2,263,923
Acquisitions	101,482	698,574
Dispositions, at cost	(6,272)	(894,053)
Realized gain	(7,373)	(772,698)
Unrealized loss	(256,659)	(403,475)
Fair value at balance sheet date	$723,449	$892,271